LEASES	12 Months Ended
Dec. 31, 2021
Disclosure Of Lease [Abstract]
LEASES
NOTE 6:	LEASES

a.	Leases in which the Group is the lessee:

The Group applies IFRS 16, Leases. The Group has lease agreements with respect to the following items:

•	Offices; and

•	Data center.

1)	Information regarding material lease agreements:

a)
The Group leases Offices mainly in the United States of America (US), Israel, Canada and UK with contractual original lease periods ends between the years 2022 and 2027 from several lessors. The Group did not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement.

A lease liability in the amount of USD 12,023 thousand and USD 16,121 thousand as of December 31, 2021, and December 31, 2020, respectively, and right-of-use asset in the amount of USD 5,424 thousand and USD 5,925 thousand as of December 31, 2021 and December 31, 2020, respectively have been recognized in the statement of financial position in respect of leases of offices.

b)
The Group leases data center and related network infrastructure with contractual original lease periods ends between the years 2022 and 2023. The Group did not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement.

A lease liability in the amount of USD 2,972 thousand and USD 5,088 thousand as of December 31, 2021, and December 31, 2020, respectively, and right-of-use asset in the amount of USD 2,849 thousand and USD 4,897 thousand as of December 31, 2021, and December 31, 2020, respectively have been recognized in the statement of financial position in respect of data centers.

2)	Lease liability:

Maturity analysis of the Group's lease liabilities:

	December 31
	2021	2020
	USD thousands

Less than one year (0-1)	7,119	9,047
One to five years (1-5)	7,042	10,241
More than five years (5+)	834	1,921

Total	14,995	21,209

Current maturities of lease liability	7,119	9,047

Long-term lease liability	7,876	12,162

3)	Right-of-use assets - Composition:

	Offices	Data center	Total
	USD thousands

Balance as of January 1, 2020	13,155	3,560	16,715

Business combinations	1,026	-	1,026
Depreciation on right-of-use assets	(6,958)	(4,422)	(11,380)
Additions	1,629	5,680	7,309
Provision for impairment	1,808	145	1,953
Lease modifications	(143)	-	(143)
Disposals	(4,570)	(77)	(4,647)
Exchange rate differences	(22)	11	(11)

Balance as of December 31, 2020	5,925	4,897	10,822

Depreciation on right-of-use assets	(5,223)	(2,312)	(7,535)
Additions	3,571	446	4,017
Provision for impairment	1,201	-	1,201
Lease modifications	-	7	7
Disposals	-	(189)	(189)
Exchange rate differences	(50)	-	(50)

Balance as of December 31, 2021	5,424	2,849	8,273

4)	Amounts recognized in statement of operation:

	Year ended December 31
	2021	2020	2019
	USD thousands

Interest expenses on lease liability	(570)	(1,117)	(779)
Depreciation and amortization of right-of-use assets, net	(6,334)	(8,855)	(9,109)
Gains recognized in profit or loss	7	1,829	1,749

Total	(6,897)	(8,143)	(8,139)

5)	Amounts recognized in the statement of cash flows:

	Year ended December 31
	2021	2020	2019
	USD thousands

Cash outflow for leases	(10,579)	(14,468)	(13,386)

b.	Leases in which the Group is a lessor:

1)	Information regarding material lease agreements:

The Group subleases offices at the US for periods expiring in 2027.

2)	Net investment in the lease:

Presented hereunder is the movement in the net investment in the lease:

	Offices
	Year ended December 31
	2021	2020
	USD thousands

Balance as of January 1,	7,835	4,288

Sublease receipts	(2,454)	(3,246)
Additions	301	7,094
Disposals	-	(301)

Balance as of December 31,	5,682	7,835

3)	Maturity analysis of net investment in finance leases:

	Year ended December 31
	2021	2020
	USD thousands

Less than one year (0-1)	1,067	2,153
One to five years (1-5)	3,789	3,816
More than five years (5+)	826	1,866

Total net investment in the lease as of December 31,	5,682	7,835

4)	Amounts recognized in statement of operation:

	Offices
	Year ended December 31
	2021	2020	2019
	USD thousands

Gain from subleases	301	274	956
Financing income on the net investment in the lease	245	361	71

Total	546	635	1,027